The Company and Basis Of Presentation (Tables)	12 Months Ended
Dec. 31, 2015
Company Basis of Presentation Healthcare Reform and Significant Accounting Policies (Tables) [Abstract]
Schedule Of Variable Interest Entities Text Block
	2015	2014
Trade accounts receivable, net	$278.365	$195.369
Other current assets	73.206	232.487
Property, plant and equipment, intangible assets & other non-current assets	37.637	59.351
Goodwill	25.760	37.934
Accounts payable, accrued expenses and other liabilities	369.635	485.006
Non-current loans from related parties	28.986	28.985
Equity	16.347	11.150